Offerings	May 20, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	5.200% Senior Notes due 2033
Amount Registered | shares	500,000,000
Maximum Aggregate Offering Price	$ 499,040,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 68,917.42
Offering Note	(1) The filing fee is calculated in accordance with Rule 457(o) under the Securities Act of 1933, as amended. (2) Pursuant to Rule 415(a)(6) under the Securities Act, the Registrants filed the Registration Statement on Form S-3ASR (File No. 333-273653) (the "Current Registration Statement"), which became automatically effective on August 3, 20223.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	5.450% Senior Notes due 2036
Amount Registered | shares	500,000,000
Maximum Aggregate Offering Price	$ 499,885,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 69,034.12
Offering Note	(1) The filing fee is calculated in accordance with Rule 457(o) under the Securities Act of 1933, as amended. (2) Pursuant to Rule 415(a)(6) under the Securities Act, the Registrants filed the Registration Statement on Form S-3ASR (File No. 333-273653) (the "Current Registration Statement"), which became automatically effective on August 3, 20223.